< 		  United States
     Securities And Exchange Commission
           Washington, DC  20549

               FORM  13F

         FORM  13F  COVER PAGE

Report for the Calendar Year or Quarter Ended:
June 30, 2005

Check here if Amendment [      ];Amendment #:
This Amendment (Check only one.):
[    ] is a restatement
[    ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:   Dudley & Shanley, LLC
Address:  130 Maple Avenue
          Suite EB2
          Red Bank, NJ 07701

13F File Number:   801-30300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf
Of Reporting Manager:

Name:    Frank E. Shanley
Title:      Manager
Phone:    732.936.1030

Signature, Place, and Date of Signing:

Frank E. Shanley,Red Bank, NJ, July 29, 2005

Report Type (Check only one.)

[ X ]    13F   HOLDINGS REPORT
[   ]    13F   NOTICE
[   ]    13F   COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS
REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.





FORM  13F  SUMMARY  PAGE

Report  Summary:

Number of Other Included Managers: 0

Form 13F Info. Table Entry Total:

Form 13F Info. Table Value Total:

List of Other Included Managers: None

No.    13F    File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alberto-Culver Co.             COM              013068101    11311   261050 SH       SOLE                   261050
Anadarko Petroleum             COM              032511107     7323    89140 SH       SOLE                    89140
BP Prudhoe Royalty Tr          COM              055630107      265     3700 SH       SOLE                     3700
Bristol-Myers Squibb           COM              110122108       92     3700 SH       SOLE                     3700
British Petroleum              COM              055622104     1921    30800 SH       SOLE                    30800
Cintas Corp.                   COM              172908105    11453   296700 SH       SOLE                   296700
Consol Energy, Inc.            COM              20854P109    12323   230000 SH       SOLE                   230000
Constellation Copper           COM              21036T209       33    50000 SH       SOLE                    50000
Evergreen Solar Inc.           COM              30033R108       64    10000 SH       SOLE                    10000
Fastenal Co.                   COM              311900104    13175   215110 SH       SOLE                   215110
Gardner Denver, Inc.           COM              365558105    12299   350600 SH       SOLE                   350600
Hathor Exploration             COM              419018106      133   656999 SH       SOLE                   656999
Health Mgmt. Assoc.            COM              421933102    18187   694700 SH       SOLE                   694700
Japan Small Cap. Fd            COM              47109U104    11903  1102100 SH       SOLE                  1102100
Jumbo Development              COM              48138P108      269   810000 SH       SOLE                   810000
Kit Resources                  COM              498020106      268  3000000 SH       SOLE                  3000000
Linear Technology              COM              535678106    24416   665465 SH       SOLE                   665465
Mettler-Toledo Int'l           COM              592688105    14317   307372 SH       SOLE                   307372
Occidental Petroleum           COM              674599105    10778   140100 SH       SOLE                   140100
Portfolio Recovery             COM              73640Q105     9551   227300 SH       SOLE                   227300
Robert Half Int'l              COM              770323103    15826   633800 SH       SOLE                   633800
St. Mary Land & Exp.           COM              792228108    31298  1080000 SH       SOLE                  1080000
Symantec Corp.                 COM              871503108     8537   392700 SH       SOLE                   392700
USEC, Inc.                     COM              90333E108      569    38900 SH       SOLE                    38900
Verizon Comm.                  COM              077853109      143     4142 SH       SOLE                     4142
Walgreen Co.                   COM              931422109    14363   312300 SH       SOLE                   312300
Waters Corporation             COM              941848103    13691   368334 SH       SOLE                   368334